Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio
Investor Class
April 29, 2023
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of VIP Asset Manager: Growth Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of VIP Asset Manager: Growth Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
VAMG-INV-PSTK-1123-108 1.918619.108	November 1, 2023
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of VIP Asset Manager: Growth Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of VIP Asset Manager: Growth Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
VAMG-PSTK-1123-118 1.797980.118	November 1, 2023
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Investor Class
April 29, 2023
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of VIP Asset Manager Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of VIP Asset Manager Portfolio, which she has managed since 2023. She also manages other funds.  Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
VAM-INV-PSTK-1123-109 1.917779.109	November 1, 2023
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of VIP Asset Manager Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of VIP Asset Manager Portfolio, which she has managed since 2023. She also manages other funds.  Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
VAM-PSTK-1123-119 1.797978.119	November 1, 2023
Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio
FundsManager 50% Portfolio
FundsManager 60% Portfolio
FundsManager 70% Portfolio
FundsManager 85% Portfolio
Service Class and Service Class 2
April 29, 2023
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of each fund.
The following information replaces similar information for each fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2019.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of each fund, which he has managed since 2019. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of each fund, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
VFMSCSC2-PSTK-1123-112 1.833267.112	November 1, 2023
Supplement to the
Fidelity® Variable Insurance Products
FundsManager 50% Portfolio
Investor Class
April 29, 2023
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2019.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of VIP FundsManager®  50% Portfolio, which he has managed since 2019. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of VIP FundsManager® 50% Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
VIPFM-50-INV-PSTK-1123-105 1.9866959.105	November 1, 2023
Supplement to the
Fidelity® Variable Insurance Products
FundsManager 60% Portfolio
Investor Class
April 29, 2023
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2019.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of VIP FundsManager®  60% Portfolio, which he has managed since 2019. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of VIP FundsManager® 60% Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
VIPFM-60-PSTK-1123-109 1.855570.109	November 1, 2023
Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio
FundsManager 50% Portfolio
FundsManager 60% Portfolio
FundsManager 70% Portfolio
FundsManager 85% Portfolio
Investor Class
April 29, 2023
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of each fund.
The following information replaces similar information for each fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2019.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of each fund, which he has managed since 2019. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of each fund, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
VIPFM-PSTK-1123-112 1.833268.112	November 1, 2023
Supplement to the
Fidelity® Variable Insurance Products
FundsManager 30% Portfolio
FundsManager 40% Portfolio
Service Class and Service Class 2
April 7, 2023
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of each fund.
The following information replaces similar information for each fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2023.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of each fund, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of each fund, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
VFM3040-PSTK-1123-100 1.9911077.100	November 1, 2023
Supplement to the
Fidelity® Variable Insurance Products
FundsManager 30% Portfolio
FundsManager 40% Portfolio
Investor Class
April 7, 2023
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of each fund.
The following information replaces similar information for each fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2023.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of each fund, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of each fund, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
VFMI-PSTK-1123-100 1.9911082.100	November 1, 2023